Defined Benefit Plans - Estimated Approximate Effects on the Defined Benefit Obligation (Detail) - Aegon United Kingdom [member] - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Demographic actuarial assumption on mortality rates by 10% Variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	€ (55)	€ (55)
Decrease in actuarial assumptions	62	63
Financial actuarial assumptions of discount rates by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(322)	(330)
Decrease in actuarial assumptions	433	448
Finance actuarial assumption on price inflation by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	202	172
Decrease in actuarial assumptions	€ (237)	€ (316)